Income Taxes (Details Narrative) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015
Income Taxes Details Narrative
Operating loss carryforwards	$ 230,564	$ 217,669	$ 221,396
Valuation allowance on the deferred tax assets	$ 87,614	$ 76,184	$ 77,489